Offsetting (Tables)	12 Months Ended
Dec. 31, 2016
Offsetting [Abstract]
Offsetting Assets [Table Text Block]
	Offsetting of Derivative Assets

	As of December 31, 2016			As of December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Assets Presented in the Statement of Financial Condition	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Assets Presented in the Statement of Financial Condition

Description

Futures and forward contracts	$-	$-	$-	$185,942	$(182,528)	$3,414

	$-	$-	$-	$185,942	$(182,528)	$3,414

Schedule of Derivative Instruments [Table Text Block]
	Derivative Assets and Collateral Held by Counterparty

	As of December 31, 2016				As of December 31, 2015
	Net Amount of Assets in the Statement of Financial Condition				Net Amount of Assets in the Statement of Financial Condition
Individual Trading Companies (with derivative assets and collateral held by RJO)		Gross Amounts Not Offset in the Statement of Financial Condition				Gross Amounts Not Offset in the Statement of Financial Condition
		Financial Instruments	Cash Collateral Received	Net Amount		Financial Instruments	Cash Collateral Received	Net Amount

OASIS PGR, LLC	$-	$-	$-	$-	$(26,242)	$-	$-	$(26,242)
OASIS ROW, LLC	-	-	-	-	11,674	-	-	11,674
OASIS TWC, LLC	-	-	-	-	(715)	-	-	(715)
OASIS Claughton, LLC	-	-	-	-	18,697	-	-	18,697

	$-	$-	$-	$-	$3,414	$-	$-	$3,414
	Derivative Liabilities and Collateral Pledged by Counterparty

	As of December 31, 2016				As of December 31, 2015
	Net Amount of Liabilities in the Statement of Financial Condition				Net Amount of Liabilities in the Statement of Financial Condition
Individual Trading Companies (with derivative liabilities and collateral held by RJO)		Gross Amounts Not Offset in the Statement of Financial Condition				Gross Amounts Not Offset in the Statement of Financial Condition
		Financial Instruments	Cash Deposits Held by Broker	Net Amount		Financial Instruments	Cash Deposits Held by Broker	Net Amount

OASIS ROW, LLC	$-	$-	$-	$-	$8,059	$(8,059)	$-	$-

	$-	$-	$-	$-	$8,059	$(8,059)	$-	$-

Offsetting Liabilities [Table Text Block]
	Offsetting of Derivative Liabilities

	As of December 31, 2016			As of December 31, 2015
			Net Amounts of Liabilities Presented in the Statement of Financial Condition			Net Amounts of Liabilities Presented in the Statement of Financial Condition
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Condition		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Condition

Description

Futures and forward contracts	$-	$-	$-	$182,528	$(182,528)	$-
Options written on futures contracts	-	-	-	8,059	-	8,059

	$-	$-	$-	$190,587	$(182,528)	$8,059